Loss Per Share (Tables)	12 Months Ended
Aug. 31, 2017
Accounting Policies [Abstract]
Loss Per Share
	Years ended AUGUST 31,
	2017	2016

Issued shares beginning of year	22,392,729	356,400
Weighted average issuances	608,854,246	22,036,329
Basic weighted average common shares, end of year	631,246,975	22,392,729